Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

15. Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

During the years ended December 31, 2021, 2022 and 2023, significant related party transactions and balances were as follows:

a. Revenue from Related Parties

	Years Ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
One-time commissions
Funds managed by Jupai Group	13,477,880	1,949,708	2,452,830	345,474
Investees of shareholder of the Company	—	178,028	—	—
Total one-time commissions	13,477,880	2,127,736	2,452,830	345,474
Funds managed by Jupai Group	102,896,582	32,433,896	19,719,200	2,777,391
Total recurring management fee	102,896,582	32,433,896	19,719,200	2,777,391
Funds managed by Jupai Group	10,025,528	391,248	—	—
Total recurring service fee	10,025,528	391,248	—	—
Enterprise management services	—	—	7,818,629	1,101,231
Total other service fee	—	—	7,818,629	1,101,231
Total revenue from related parties	126,399,990	34,952,880	29,990,659	4,224,096

b. Amounts due from Related Parties

As of December 31, 2022 and 2023, amounts due from related parties were comprised of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
Service fee receivable	18,756,144	2,570,000	361,977
Loan to related parties	200,000,000	420,000,000	59,155,763
Loan to noncontrolling interest shareholder	—	—	—
Total amounts due from related parties	218,756,144	422,570,000	59,517,740

The amounts represent net of allowance for doubtful accounts of RMB69,880,157 and RMB75,443,757 as of December 31, 2022 and 2023, respectively. The loan of RMB200 million to related parties occurred in October 2019 and will expire in December 2025. The borrower is a limited partnership with a 100% controlled subsidiary of the company served as its general partner. After overall considering historical cooperation history, its financial status and economic condition, account allowance of RMB28,208,290 and nil was accrued as of December 31, 2022 and 2023. In December 2023, a loan of RMB210 million was provided to a related party under common control, after overall considering its financial status and economic condition, no account allowance was accrued as of December 31, 2023.

c. Deferred Revenue from Related Parties

As of December 31, 2022 and 2023, deferred revenue from related parties was comprised of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
Funds managed by Jupai Group	2,091,273	1,903,302	268,074
Total deferred revenue	2,091,273	1,903,302	268,074

The amounts represent recurring management fees and recurring service fees received from the investment funds managed or served by the Group in advance.

d. Amounts due to Related Parties

As of December 31, 2022 and 2023, amounts due to related parties were as following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
Funds managed by Jupai Group	5,992,010	—	—
Investees of shareholder of the Company	—	—	—
Total amounts due to related parties	5,992,010	0	0

The amounts as of December 31, 2022 and 2023 mainly represent capital investments collected on behalf of investees.